CONVERTIBLE DEBENTURE (Narrative) (Details)	12 Months Ended
Mar. 31, 2016 USD ($) shares
Convertible Debenture 1	8.00%
Convertible Debenture 2	$ 1,000,100
Convertible Debenture 3	$ 2,000,000
Convertible Debenture 4	85.00%
Convertible Debenture 5	$ 8,500,000
Convertible Debenture 6 | shares	2,564,705
Convertible Debenture 7	$ 176,488
Convertible Debenture 8 | shares	2,564,705
Convertible Debenture 9	$ 11,131